Significant Agreements (Details)		1 Months Ended				12 Months Ended
	Feb. 26, 2010 USD ($) item	Mar. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Jul. 31, 2015 USD ($) shares	Mar. 31, 2010 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Significant Agreements
Warrant expenses							$ 923,000
Predecessor | License agreement
Significant Agreements
Warrant expenses				$ 923,000
Ipsen | Predecessor | License agreement
Significant Agreements
Number of programs | item	2
Number of warrants issued | shares					2
Number of common units | shares					489,500
Warrants exercised | shares				489,500
Ipsen | Predecessor | License agreement | Maximum
Significant Agreements
Aggregate payment upon achievement of development and commercial milestones	$ 40,000,000
Ipsen | Predecessor | Sublicense agreement | Minimum
Significant Agreements
Payment based on revenue received, as percentage	10.00%
Ipsen | Predecessor | Sublicense agreement | Maximum
Significant Agreements
Payment based on revenue received, as percentage	20.00%
Camurus | Predecessor | License agreement
Significant Agreements
Non-refundable and non-creditable signing fee			$ 500,000
Royalty payment period			10 years
Milestone fee		$ 250,000.000				$ 1,000,000
Camurus | Predecessor | License agreement | Maximum
Significant Agreements
One-time non-refundable development milestone payment			$ 7,750,000
One-time non-refundable non-creditable sales milestone payment			$ 57,000,000